Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

(a)	Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). Certain comparative figures have been reclassified to conform to changes in presentation in the current year.

Adoption of new accounting standards

On January 1, 2018, the Company adopted ASU No. 2014-09, “Revenue from Contracts with Customers” and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective method, requiring the Company to recognize the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods. Under the new guidance, there is a five-step model to apply to revenue recognition. The five-steps consist of: (1) determination of whether a contract, an agreement between two or more parties that creates legally enforceable rights and obligations, exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) the performance obligation is satisfied. The adoption of this standard did not have any effect on the retained earnings or on the financial results for year ended December 31, 2018 of the Company since all the Company’s vessels generated revenues from time charter agreements. The Company expects the impact of the adoption of the new revenue standard to be immaterial to its net income on an ongoing basis.

On January 1, 2018, the Company adopted ASU 2016-18, “Restricted Cash” (“ASU 2016-18”), which updated ASC Topic 230, “Statement of Cash Flows.” ASU 2016-18 required companies to include restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The recognition and measurement guidance for restricted cash is not affected. The Company applied this guidance retrospectively to all prior periods presented in the Company’s financial statements. The reclassification of restricted cash in the statements of cash flows does not impact net income as previously reported or any prior amounts reported on the statements of comprehensive income, or balance sheets. There was no effect of the retrospective application of this change in accounting principle on the Company’s statements of cash flows, as the Company did not have restricted cash for the years ended December 31, 2017 or December 31, 2016.

On January 1, 2018, the Company adopted ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). The FASB issued ASU 2016-15 to decrease the diversity in practice in how certain cash receipts and cash payments are presented and classified in the statements of cash flows. The amendments in this update provide guidance on eight specific cash flow issues. The effect of the retrospective application of this change in accounting principle on the Company’s statements of cash flows for the years ended December 31, 2017 and 2016 resulted in an increase in net cash provided by operating activities of $9,047 and $533, respectively and an increase in net cash used in financing activities of $9,047 and $533, respectively.

Counterparty risk

The majority of the Company’s revenues are derived from charters to CMA CGM. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under these charters. The container shipping industry is volatile and is currently experiencing a sustained cyclical downturn. Many container shipping companies have reported financial losses.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations would be materially adversely affected as it is probable that, even if the Company was able to find replacement charters, such replacement charters would be at significantly lower daily rates and shorter durations. If such events occur, there would be significant uncertainty about the Company’s ability to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

(b)Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s consolidated financial statements.

Use of Estimates

(c)Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and cash equivalents

(d)Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Restricted cash

(e)Restricted cash

Restricted cash consists of retention accounts which are restricted in use and held in order to service debt and interest payments. In addition, restricted cash consists of pledged cash maintained with lenders and amounts built-up for future drydockings.

Insurance claims

(f)Insurance claims

Insurance claims consist of claims submitted and/or claims in the process of compilation or submission. They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurers. Any outstanding costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectation as to the collection dates.

Inventories

(g)Inventories

Inventories consist of bunkers, lubricants, stores and provisions. Inventories are stated at the lower of cost or net realizable value as determined using the first-in, first-out method.

Accounts receivable, net

(h)Accounts receivable, net

The Company carries its accounts receivable at cost less, if appropriate, an allowance for doubtful accounts, based on a periodic review of accounts receivable, taking into account past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts. Allowances for doubtful accounts amount to $ nil as of December 31, 2018 (2017: $ nil).

Vessels in operation

(i)Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs less any negative goodwill, if applicable. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the years ended December 31, 2018 or 2017. Other borrowing costs are expensed as incurred.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the Consolidated Statements of Income.

Vessels acquisitions

The Poseidon Transaction has been accounted for under ASU 2017-01 as an asset acquisition. The vessels acquired on November 15, 2018, described in note 1, were recorded at their fair value, based on valuations obtained from third party independent ship brokers, less negative goodwill arising as a result of the accounting for the overall Poseidon Transaction, allocated pro-rata. The following table summarizes the accounting for the Poseidon Transaction, including the fair value of the stock-based consideration given:

Assets and Liabilities Acquired	Amount

Vessels fair value as of November 15, 2018	$761,248
Negative goodwill allocated pro-rata to the vessels acquired	(143,726)
Vessels fair value recognized as of November 15, 2018 (see note 4)	617,522
Cash and cash equivalents	35,044
Fair value of time charter contracts attached, net of pro-rata allocation of negative goodwill (see note 6)	5,404
Debt assumed	(509,673)
Working capital (excluding cash and cash equivalents)	(11,331)
Total	$136,966
Fair Value of Consideration Given	Amount

Share price as of November 15, 2018 (as adjusted for reverse stock split)	$7.84

Fair value of stock-based consideration	125,133
Capitalized transaction expenses	11,833
Total consideration	$136,966

Deferred charges, net

(j)Deferred charges, net

Drydocking costs are reported in the Consolidated Balance Sheets within "Deferred charges, net", and include planned major maintenance and overhaul activities for ongoing certification. The Company follows the deferral method of accounting for drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled drydocking, which is generally five years. Any remaining unamortized balance from the previous drydocking is written-off.

The amortization period reflects the estimated useful economic life of the deferred charge, which is the period between each drydocking. Costs incurred during the drydocking relating to routine repairs and maintenance are expensed. The unamortized portion of drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain or (loss) on sale of the vessel.

Intangible assets and liabilities – charter agreements

(k)Intangible assets and liabilities – charter agreements

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

Impairment of Long - lived assets

(l)Impairment of Long-lived assets

Tangible fixed assets, such as vessels, are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. Undiscounted projected operating cash flows are determined for each vessel group, which comprises of the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase, if applicable (together the “vessel group”) and compared to the carrying value of the vessel group (step one). Within the shipping industry, vessels can be purchased with a charter attached. The value of the charter may be favorable or unfavorable when comparing the contracted charter rate to then current market rates. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the vessel group over its estimated remaining useful life is less than its carrying amount (step one) and is recorded equal to the amount by which the vessel group’s carrying amount exceeds its fair value, including any applicable charter. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers (step two).

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those estimated with a material effect on the recoverability of each vessel’s carrying amount. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost  (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Whilst charter rates in the spot market and asset values saw overall improvements through 2018, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a fleet-wide review for impairment as at December 31, 2018 for the 19 vessels in the GSL Fleet.

As a result, our management performed step one of the impairment assessment of each of the vessel groups in the GSL Fleet by comparing the undiscounted projected net operating cash flows for each vessel group to the carrying value of the vessel group.

During the three months ended December 31, 2018, our assessment concluded that step two of the impairment analysis was required for three of our vessels groups that were held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, an impairment loss of $71,834 was recorded for three vessels, shown as “Impairment of vessels” in the Consolidated Statements of Income, being the difference between the fair value of the vessel group (which included the charter attached) and the vessel group’s carrying value.

No impairment test was performed for the vessels comprising the Poseidon Fleet as at December 31, 2018, as no events or circumstances existed indicating that their carrying value may not be recoverable. The carrying value of the vessels at December 31, 2018 was significantly lower than their fair value, mainly as a result of the allocation of negative goodwill arising from the accounting for the Poseidon Transaction.

The assessment performed for 2017 and 2016 resulted in impairment charges of $87,624 and $92,422, respectively.

Deferred financing costs

(m)Deferred financing costs

Costs incurred in connection with obtaining long-term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Debt issuance costs, other than any up-front arrangement fee for revolving credit facilities, related to a recognized debt liability are presented as a direct deduction from the carrying amount of that debt. Arrangement fees for revolving credit facilities are shown within “Other non-current assets”.

Preferred shares

(n)Preferred shares

The Series B Preferred Shares have been included within Equity in the Consolidated Balance Sheets, from their issue in August 2014, and the dividends are presented as a reduction of Retained Earnings or addition to Accumulated Deficit in the Consolidated Statements of Shareholders’ Equity as their nature is similar to that of an equity instrument rather than a liability. Holders of these redeemable perpetual preferred shares, which may only be redeemed at the discretion of the Company, are entitled to receive a dividend equal to 8.75% on the original issue price and rank senior to the common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

The Series C Preferred Shares have been included within Equity in the Consolidated Balance Sheets, from their issue on November 15, 2018. The Class C Preferred Shares are convertible in certain circumstances to Class A common shares and they are entitled to a dividend only should such a dividend be declared on the Class A common shares.

Other comprehensive income/ (loss)

(o)Other comprehensive income/ (loss)

Other comprehensive income/ (loss), which is reported in the Consolidated Statements of Shareholders’ Equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss). Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. As the Company does not, to date, have other comprehensive income, the accompanying Consolidated Financial Statements only include Consolidated Statements of Income.

Revenue recognition and related expense

(p)Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue within the Consolidated Balance Sheets.

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate.

Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Foreign currency transactions

(q)Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net income (loss).

Share based compensation

(r)Share based compensation

The Company may award restricted stock units to its management and Directors as part of their compensation.

The fair value of restricted stock unit grants is determined by reference to the share price on the date of grant, adjusted for estimated dividends forgone until the restricted stock units vest. Compensation expense is recognized based on a graded expense model over the expected vesting period.

Income taxes

(s)Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company’s vessels are liable for tax based on the tonnage of the vessel, under the regulations applicable to the country of incorporation of the vessel owning company, which is included within vessels’ operating expenses.

The Cyprus and Hong Kong subsidiaries are also liable for income tax on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax is 19% (2017: 19%, 2016: 20%).

The Company accounts for deferred income taxes using the liability method which requires the determination of deferred tax assets and liabilities, based upon temporary timing differences that arise between the financial statement and tax bases of recorded assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance where appropriate, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. At December 31, 2018 a deferred tax liability of $9 (2017: $17) was recognized relating to stock based compensation costs charged to the Consolidated Statements of Income in respect of unvested shares and timing differences between the carrying amounts of assets for financial reporting purposes and their tax bases.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

Dividends

(t)Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the Consolidated Balance Sheets in the line item “Dividends payable”.

Earnings/ (Loss) per share

(u)Earnings/ (Loss) per share

Basic earnings/ (loss) per common share are based on income/ (loss) available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock units. Diluted income/ (loss) per common share are calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

Risks Associated with Concentration

(v)Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)	The Company derives its revenue from CMA CGM and other liner companies which are exposed to the cyclicality of the container shipping industry.

(ii)	There is a concentration of credit risk with respect to cash and cash equivalents at December 31, 2018, to the extent that substantially all of the amounts are deposited with eight banks (2017; three banks). However, the Company believes this risk is remote as the banks are high credit quality financial institutions.

Segment Reporting

(w)Segment Reporting

The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Fair Value Measurement and Financial Instruments

(x)Fair Value Measurement and Financial Instruments

Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As at December 31, 2018, the Company’s three vessel groups that were held and used with a total aggregate carrying amount of $165,334 were written down to their fair value of $93,500 resulting in a non-cash impairment charge of $71,834 which was allocated to the respective vessels’ carrying values (see note 4) and was included in Consolidated Statements of Income for the year ended December 31, 2018. The estimated fair value, measured on a non-recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, vessel employment contracts (see note 13). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and cash and cash equivalents. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

Recently issued accounting standards

(y)Recently issued accounting standards

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases-capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years which began after December 15, 2018, including interim periods within those fiscal years. Early application was permitted. This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606. In March 2018, the FASB tentatively approved a proposed amendment to ASU 842, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to retained earnings on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. As adopted by the Accounting Standards Update No. 2018-11 in July 2018, this practical expedient will allow lessors to elect and account for the combined component based on its predominant characteristic.

ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases. In July 2018, the FASB issued Accounting Standards Update No. 2018-10, “Codification Improvements to Topic 842, Leases” and in December 2018 the Accounting Standards Update No. 2018-20 “Narrow-scope improvements for lessors”, which further improve and clarify ASU 2016-02. The Company plans to adopt the standard as of January 1, 2019 and expects to elect the use of all practical expedients. Based on a preliminary assessment, the Company is expecting that the adoption will not have a material effect on its consolidated financial statements since the Company is primarily a lessor and the changes to the lessor model are fairly minor.

The Company currently does not have any other miscellaneous leases that are greater than 12 months and the Company is the lessee that would be impacted by the adoption of this standard.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. In December 2018, the FASB issued Accounting Standards Update No. 2018-19 “Codification improvements to Topic 326”, which clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The ASU 2016-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.

The Company does not believe that any other recently issued, but not yet effective, accounting pronouncements would have a material impact on its consolidated financial statements.